Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, beginning of period at Dec. 31, 2014	$ 87,110	$ 61,448	$ 25,730	$ (316)	$ 248
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and issuance of restricted shares under employee benefit programs (33,800 shares issued from Treasury Stock)	292	(39)		331
Share-based compensation	631	631
5% Stock dividends declared February and December 2015 (737,448 shares)	0	8,805	(8,805)
Treasury stock purchased, net	(359)			(359)
Net income	8,664		8,664
Other comprehensive loss	(378)				(378)
Balance, end of period at Dec. 31, 2015	95,960	70,845	25,589	(344)	(130)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	170	170
Treasury stock purchased, net	(24)			(24)
Net income	2,222		2,222
Other comprehensive loss	315				315
Balance, end of period at Mar. 31, 2016	98,643	71,015	27,811	(368)	185
Balance, beginning of period at Dec. 31, 2015	95,960	70,845	25,589	(344)	(130)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	96	96
Share-based compensation	754	754
Treasury stock purchased, net	(24)			(24)
Dividends on common stock	(800)		(800)
Net income	9,285		9,285
Other comprehensive loss	(470)				(470)
Balance, end of period at Dec. 31, 2016	104,801	71,695	34,074	(368)	(600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	36	36
Share-based compensation	199	199
Dividends on common stock	(401)		(401)
Net income	1,949		1,949
Other comprehensive loss	51				51
Balance, end of period at Mar. 31, 2017	$ 106,635	$ 71,930	$ 35,622	$ (368)	$ (549)